Goodwill, Software And Other Intangible Assets (Schedule Of Major Components Of Software And Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Intangible Assets by Major Class [Line Items]
Accumulated amortization	¥ (5,530,456)	¥ (5,390,151)
Total amortizable intangible assets	1,504,298	1,566,942
Total non-amortizable intangible assets	100,161	94,566
Total	1,604,459	1,661,508
Trademarks And Trade Names
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	53,356	55,859
Rights to Acquire Building
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	16,792	16,792	¥ 16,792
Other Indefinite Lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	30,013	21,915
Computer Software
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	6,207,423	6,129,753
Accumulated amortization	(4,994,941)	(4,881,797)
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	338,098	337,496
Other Intangibles
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	¥ 489,233	¥ 489,844